Trade And Other Receivables	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Trade And Other Receivables
10. TRADE AND OTHER RECEIVABLES
A.
Non-Current
trade and other receivables

	2020	2019
In thousands of euro
Loans receivable	1,841	—
Other	—	1,246
Call deposit	1,617	2,351
Cash Guarantees and deposits	7,328	4,612

Total	10,786	8,209

Non-current
trade and other receivables are composed of financial assets classified as at amortised cost.
The Group classifies its financial assets as at amortised cost if both of the following criteria are met:

•	The assets are held within a business model whose objective is to collect the contractual cash flows and

•	The contractual terms give rise to cash flows that are solely payments of principal and interest.
(i) Call deposits
The Call deposit is comprised of a deposit that we have made for our factory building in the US that is currently under construction with a maturity date of September 2022.
(ii) Cash guarantees and deposits
Cash guarantees and deposits are amounts that some companies of the Group have deposited in escrow accounts in order to obtain a lease and/or to obtain services provided by third parties. The cash guarantees match each lease duration. The leases expire between 2 to 15years.
(iii) Loans receivable
During October 2020, Arrival Group entities entered into multiple loan agreements with the Wider Group Employees and provided (a) interest free
12-month
loans in an aggregate amount of EUR 38,257,000 ,
(b) 10-year
loans with an annual interest rate of 1.12% in an aggregate amount of EUR 2,451,000 and (c)
10-year
loans with an annual interest rate of 1.50% in an aggregate amount of EUR 1,402,000 (d) interest free
10-year
loans in an aggregate amount of EUR 476,000 to the RSP participants to finance the purchase of ordinary shares in Arrival Luxembourg S.à r.l.. This was a non-cash
transaction.
At initial recognition the loans have bene measured at fair value of 27,400,000 (note 13). The loans, as per the accounting policy of the group, are accounted for at amortised cost and the impact of the interest generated is presented in finance income as interest receivable (see note 20).
B. Current trade and other receivables

	2020	2019
In thousands of euro
VAT receivable	5,260	1,943
Tax receivable	21,298	—
Call deposit	427	—
Deferred charges	43	82
Loans receivable	23,913	1,279
Impairment of other receivables	(6)	—
Other receivables	489	5,205

Total	51,424	8,509

Tax receivable relates to R&D Tax Credits that our UK companies have claimed based on the R&D incentive program of the UK government. SME R&D Relief is credited to tax expense in the consolidated statement of profit or (loss) and other comprehensive (loss)/income (see note 16A). The RDEC incentive programme credits are recognised in intangible assets.
Call deposit is comprised of a fixed term deposit with maturity May 2021.

Loans receivable as of December 31, 2020 relates to loans provided to the employees of the Wider Group Employees in respect of the RSP participants (see note 10 A.iii).